Derivative financial instruments for hedging purposes	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
21.	Derivative financial instruments for hedging purposes

As of December 31, 2013 and 2012, quantitative information on derivative financial instruments held for hedging purposes is as follows:

	2013			2012
(In thousands of US$)	Nominal	Fair Value (1)		Nominal	Fair Value (1)
	Amount	Asset	Liability	Amount	Asset	Liability
Fair value hedges:
Interest rate swaps	494,558	4,625	1,403	480,000	8,319	6,600
Cross-currency interest rate swaps	269,488	2,783	6,834	236,866	3,525	4,665
Cash flow hedges:
Interest rate swaps	453,000	393	243	-	-	-
Cross-currency interest rate swaps	126,308	6,392	-	42,001	7,333	23
Forward foreign exchange	88,130	684	92	75,733	62	411
Net investment hedges:
Forward foreign exchange	5,810	340	-	6,196	-	48
Total	1,437,294	15,217	8,572	840,796	19,239	11,747

Net gain on the ineffective portion of hedging activities (2)	353			71

(1) The fair value of assets and liabilities is reported within the derivative financial instruments used for hedging - receivable and payable lines in the consolidated balance sheets, respectively.
(2) Gains and losses resulting from ineffectiveness and credit risk in hedging activities are reported within the derivative financial instruments and hedging line in the consolidated statements of income.

The gains and losses resulting from activities of derivative financial instruments and hedging recognized in the consolidated statements of income are presented below:

2013
(In thousands of US$)	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	Gain (loss) recognized on derivatives (ineffective portion)

Derivatives – cash flow hedge
Interest rate swaps	226
Cross-currency interest rate swaps	(734)	Gain (loss) on foreign currency exchange	-	-
		Interest income – loans	(11)	-

Forward foreign exchange	1,544	Interest income – loans	(1,461)	-
		Interest expense – borrowings and debt	31	-
		Gain (loss) on foreign currency exchange	1,562	-
Total	1,036		121	-

Derivatives – net investment hedge
Forward foreign exchange	464	Gain (loss) on foreign currency exchange	-	-
Total	464		-	-

2012
(In thousands of US$)	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	Gain (loss) recognized on derivatives (ineffective portion)

Derivatives – cash flow hedge
Interest rate swaps	217
Cross-currency interest rate swaps	3,740	Gain (loss) on foreign currency exchange	2,481	-

Forward foreign exchange	1,742	Interest income – loans	(564)	-
		Interest expense – borrowings and debt	(169)	-
		Gain (loss) on foreign currency exchange	3,679	-
Total	5,699		5,427	-

Derivatives – net investment hedge
Forward foreign exchange	109	Gain (loss) on foreign currency exchange	-	-
Total	109		-	-

2011
(In thousands of US$)	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	Gain (loss) recognized on derivatives (ineffective portion)

Derivatives – cash flow hedge
Interest rate swaps	987
Cross-currency interest rate swaps	2,270	Gain (loss) on foreign currency exchange	1,958	-

Forward foreign exchange	(2,160)	Interest income – loans	(124)	-
		Interest expense – borrowings and debt	172	-
		Gain (loss) on foreign currency exchange	(2,966)	-
Total	1,097		(960)	-

Derivatives – net investment hedge
Forward foreign exchange	289	Gain (loss) on foreign currency exchange	-	-
Total	289		-	-

The Bank recognized in earnings the gain (loss) on derivative financial instruments and the gain (loss) of the hedged asset or liability related to qualifying fair value hedges, as follows:

2013
(In thousands of US$)	Classification in statements of income	Gain (loss) on derivatives	Gain (loss) on hedged item	Net gain (loss)
Derivatives - fair value hedge
Interest rate swaps	Interest income – securities available-for-sale	(3,088)	4,649	1,561
	Interest income – loans	(39)	350	311
	Interest expense – borrowings and debt	3,192	(16,204)	(13,012)
	Derivative financial instruments and hedging	(3,622)	3,942	320
Cross-currency interest rate swaps	Interest income – loans	(795)	1,548	753
	Interest expense – borrowings and debt	6,905	(12,452)	(5,547)
	Derivative financial instruments and hedging	(6,117)	6,150	33
	Gain (loss) on foreign currency exchange	(430)	458	28
		(3,994)	(11,559)	(15,553)

2012
(In thousands of US$)	Classification in statements of	Gain (loss) on	Gain (loss) on	Net gain
	income	derivatives	hedged item	(loss)
Derivatives - fair value hedge
Interest rate swaps	Interest income – securities available-for-sale	(2,982)	4,776	1,794
	Interest expense – borrowings and debt	1,564	(12,022)	(10,458)
	Derivative financial instruments and hedging	59	-	59

Cross-currency interest rate swaps	Interest income – loans	(239)	522	283
	Interest expense – borrowings and debt	8,024	(11,187)	(3,163)
	Derivative financial instruments and hedging	12	-	12
	Gain (loss) on foreign currency exchange	5,873	(6,469)	(596)
		12,311	(24,380)	(12,069)

2011
(In thousands of US$)	Classification in statements of	Gain (loss) on	Gain (loss) on	Net gain
	income	derivatives	hedged item	(loss)
Derivatives - fair value hedge
Interest rate swaps	Interest income – securities available-for-sale	(6,857)	10,266	3,409
	Interest expense – borrowings and debt	-	-	-
	Derivative financial instruments and hedging	74	-	74
Cross-currency interest rate swaps	Interest income – loans	(33)	55	22
	Interest expense – borrowings and debt	4,352	(7,874)	(3,522)
	Derivative financial instruments and hedging	2,849	-	2,849
	Gain (loss) on foreign currency exchange	(17,427)	17,475	48
		(17,042)	19,922	2,880

For control purposes, derivative instruments are recorded at their nominal amount (“notional amount”) in memorandum accounts. Interest rate swaps are made either in a single currency or cross currency for a prescribed period to exchange a series of interest rate flows, which involve fixed for floating interest payments, and viceversa. The Bank also engages in certain foreign exchange trades to serve customers’ transaction needs and to manage the foreign currency risk. All such positions are hedged with an offsetting contract for the same currency. The Bank manages and controls the risks on these foreign exchange trades by establishing counterparty credit limits by customer and by adopting policies that do not allow for open positions in the credit and investment portfolio. The Bank also uses foreign currency exchange contracts to hedge the foreign exchange risk associated with the Bank’s equity investment in a non-U.S. dollar functional currency foreign subsidiary. Derivative and foreign exchange instruments negotiated by the Bank are executed mainly over-the-counter (OTC). These contracts are executed between two counterparties that negotiate specific agreement terms, including notional amount, exercise price and maturity.

The maximum length of time over which the Bank has hedged its exposure to the variability in future cash flows on forecasted transactions is 7.48 years.

The Bank estimates that approximately $551 thousand of losses reported in OCI as of December 31, 2013 related to forward foreign exchange contracts are expected to be reclassified into interest income as an adjustment to yield of hedged loans during the twelve-month period ending December 31, 2014.

Types of Derivatives and Foreign Exchange Instruments
Interest rate swaps are contracts in which a series of interest rate flows in a single currency are exchanged over a prescribed period. The Bank has designated a portion of these derivative instruments as fair value hedges and a portion as cash flow hedges. Cross currency swaps are contracts that generally involve the exchange of both interest and principal amounts in two different currencies. The Bank has designated a portion of these derivative instruments as fair value hedges and a portion as cash flow hedges. Forward foreign exchange contracts represent an agreement to purchase or sell foreign currency at a future date at agreed-upon terms. The Bank has designated these derivative instruments as cash flow hedges and net investment hedges.

In addition to hedging derivative financial instruments, the Bank has derivative financial instruments held for trading purposes that have been disclosed in Note 5.